Shareholder Report, Holdings (Details) - Dreyfus Institutional Preferred Government Plus Money Market Fund - Institutional Shares	Sep. 30, 2024
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.20%
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
U.S. Treasury Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)